Initial Public Offering (Details) - IPO [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering [Line Items]
Initial public offering shares	10,000,000	10,000,000
Share price per unit	$ 10	$ 10
Common stock, Conversion basis	Each Unit consists of one Public Share, and one redeemable warrant (each, a “Public Warrant”)	Each Unit consists of one Public Share, and one redeemable warrant (each, a “Public Warrant”)
Common stock shares	1	1
Private Placement Warrants [Member]
Initial Public Offering [Line Items]
Common stock par value	$ 11.5	$ 11.5